DCP Holding Company

100 Crowne Point Place

Sharonville, Ohio 45241

Telephone: (513)-554-1100

September 23, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	DCP Holding Company
Preliminary Proxy Statement

Dear Sir/Madam:

Filed today with this letter via EDGAR is the Preliminary Proxy Statement of DCP Holding Company for the Special Meeting of Shareholders to be held on November 12, 2013. The Corporation expects to mail its Final Proxy Statement on or about October 4, 2013.

If you have any questions, please contact the undersigned at (513)-554-3189 or send a fax to (513)-618-3872.

Sincerely,

/s/ Robert C. Hodgkins, Jr. Vice President & Chief Financial Officer